Offerings	Apr. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The amount to be registered consists of up to $300,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) ordinary shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) ordinary shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of share splits, share dividends or similar transactions.

The proposed maximum aggregate offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form F-3 under the Securities Act.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $300,000,000. No separate consideration will be received for (i) ordinary shares or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) ordinary shares, debt securities or units that may be issued upon exercise of warrants registered hereby, as the case may be.